Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Shareholders' Equity
30. SHAREHOLDERS’ EQUITY
As of December 31, 2023 the Company’s capital amounts to 3,919 and treasury shares amount to
14
represented by 393,312,793 book-entry shares of common stock and divided into four classes of shares (A, B, C and D), with a par value of 10 pesos and 1 vote per share. These shares are fully subscribed, paid-in and authorized for stock exchange listing.
As of December 31, 2023, there are 3,764 Class A outstanding shares. As long as any Class A share remains outstanding, the affirmative vote of the Argentine Government is required for: (i) mergers; (ii) acquisitions of more than
50
% of YPF shares in an agreed or hostile bid; (iii) transfers of all the YPF’s production and exploration rights; (iv) the voluntary dissolution of YPF; or (v) change of corporate and/or tax address outside Argentina. Items (iii) and (iv) also require prior approval by the Argentine Congress.
Until the enactment of Law No. 26,741 detailed in the next paragraphs, Repsol S.A. (“Repsol”) had a participation in the Company, directly and indirectly, of 57.43% shareholding while Petersen Energía S.A.U. and its affiliates exercised significant influence through a 25.46% shareholding of YPF’s capital stock.
Law No. 26,741 enacted on May 4, 2012, changed YPF’s shareholding structure declared the class D Shares of YPF owned by Repsol as national public interest and subject to expropriation representing 51% of YPF’s equity. In addition, Law 26,741 declared that achieving self-sufficiency in the supply of hydrocarbons as well as in the exploitation, industrialization, transportation and sale of hydrocarbons, shall be considered of national public interest and a priority for Argentina, with the goal of guaranteeing socially equitable economic development, job creation, the increase of the competitiveness of various economic sectors and the equitable and sustainable growth of the provinces and regions. The shares subject to expropriation were distributed as follows: 51% for the Argentine federal government and 49% for certain Provinces.
During the fiscal years ended December 31, 2023 and 2021, the Company has not repurchased its own shares. During the fiscal year ended December 31, 2022, the Company has repurchased 1,888,798 of its own shares issued for an amount of 28, for purposes of compliance with the share-based benefit plans (see Note 37).
In accordance with the provisions of the LGS and the CNV Rules, the Company must set aside a legal reserve of not less than 5% of the positive result resulting from the algebraic sum of net profit or loss for the year, prior-year adjustments, transfers from other comprehensive income to unappropriated retained earnings and losses from previous years, until such reserve reaches 20% of the sum of the “Capital” and “Adjustment of capital” accounts and the translation differences related to such accounts according to the regulation of the CNV. As of December 31, 2023, the legal reserve has been fully integrated, amounting to 787. Likewise, the Company’s Shareholders’ Meeting has allocated voluntary reserves for future dividends, for investments and for purchase of treasury shares. In relation to the reserve for future dividends and in compliance with the LGS, we declare dividends in the currency of legal tender in Argentina, which is the peso. The dividends are declared and distributed based on the last annual audited financial statements in pesos submitted to the CNV.
Considering Article 3, item 11, sections c) and e), Chapter III, Title IV of CNV Rules, the balances of the accounts “Acquisition cost of treasury shares” and “Share trading premiums” in the currency of legal tender in Argentina, which is the peso, restricts the distribution of retained earnings. As of December 31, 2023 the restricted balance amounts to 70 of which 30 corresponds to the balance of “Acquisition cost of treasury shares” account and 40 to the balance of “Share trading premiums” account.
When the net balance of retained earnings at the end of a fiscal year is positive, it can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions. Additionally, pursuant to the CNV Rules, when the net balance of “Other comprehensive income” account in the currency of legal tender in Argentina, which is the peso, is positive, it will not be distributed nor capitalized nor used to compensate accumulated losses, but will be computed as part of retained earnings in order to make comparisons to determine the situation of the Company in relation to articles 31, 32 and 206 of the LGS, or other legal or regulatory rules making reference to limits or ratios with capital and reserves, not specifically and expressly provided for under the CNV Rules. When the net balance of this account at the end of a fiscal year is negative, a restriction on the distribution of retained earnings for the same amount will be imposed.